Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 17,710	€ 20,408	€ 21,728
Principal	16,468	18,932	20,086
Interest	1,242	1,476	1,642
Net cash flows related to derivative instruments	143	209	(51)
Total	17,853	20,617	21,677
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,153	4,206	3,330
Principal	1,917	3,928	3,055
Interest	236	278	275
Net cash flows related to derivative instruments	47	24	(59)
Total	2,200	4,230	3,271
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,912	868	3,826
Principal	2,703	661	3,588
Interest	209	207	238
Net cash flows related to derivative instruments	32	60	(1)
Total	2,944	928	3,825
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,187	2,803	791
Principal	3,011	2,601	601
Interest	176	202	190
Net cash flows related to derivative instruments	23	38	2
Total	3,210	2,841	793
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,285	3,184	1,937
Principal	1,151	3,011	1,751
Interest	134	173	186
Net cash flows related to derivative instruments	24	31	2
Total	1,309	3,215	1,939
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,719	1,283	3,176
Principal	1,607	1,151	3,011
Interest	112	132	165
Net cash flows related to derivative instruments	16	31	2
Total	1,735	1,314	3,178
Year 5 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	6,454	8,064	8,668
Principal	6,079	7,580	8,080
Interest	375	484	588
Net cash flows related to derivative instruments	1	25	3
Total	€ 6,455	€ 8,089	€ 8,671